LifeX 2028 Income Bucket ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.8%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$85,000	$85,080
4.63%, 09/15/2026	242,000	242,983
3.50%, 09/30/2026	24,000	23,970
4.13%, 10/31/2026	89,000	89,163
2.00%, 11/15/2026	80,000	79,152
4.38%, 12/15/2026	51,000	51,223
4.25%, 12/31/2026	90,000	90,330
4.50%, 05/15/2027	135,000	136,010
4.63%, 06/15/2027	138,000	139,313
3.75%, 06/30/2027	239,000	238,837
3.63%, 08/31/2027	374,000	372,941
3.50%, 09/30/2027	131,000	130,373
3.50%, 10/31/2027	64,000	63,671
3.38%, 12/31/2027	26,000	25,803
3.38%, 09/15/2028	289,000	286,042
3.50%, 10/15/2028	108,000	107,177
3.50%, 11/15/2028	51,000	50,594
3.50%, 12/15/2028	115,000	114,066
3.13%, 08/31/2029	6,000	5,860
3.75%, 08/31/2031	1,000	988
3.88%, 09/30/2032	1,000	987
4.25%, 08/15/2035	1,000	996
4.75%, 02/15/2037	2,000	2,072
4.13%, 08/15/2044	1,000	907
2.38%, 11/15/2049	2,000	1,275
4.75%, 08/15/2055	1,000	974
TOTAL U.S. TREASURY SECURITIES (Cost $2,348,896)		2,340,787
SHORT-TERM INVESTMENTS - 4.5%
U.S. TREASURY BILLS - 3.3%
3.53%, 04/16/2026 (a)	81,000	80,878
TOTAL U.S. TREASURY BILLS (Cost $80,882)		80,878
	Shares
TREASURY MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 3.58% (b)	14,797	14,797
MSILF Government Portfolio - Institutional Class, 3.57% (b)	14,797	14,797
TOTAL TREASURY MONEY MARKET FUNDS (Cost $29,594)		29,594
TOTAL SHORT-TERM INVESTMENTS (Cost $110,476)		110,472
TOTAL INVESTMENTS - 99.3% (Cost $2,459,372)		$2,451,259
Other Assets in Excess of Liabilities - 0.7%		18,487
TOTAL NET ASSETS - 100.0%		$2,469,746

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of March 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,340,787	$—	$2,340,787
U.S. Treasury Bills	—	80,878	—	80,878
Treasury Money Market Funds	29,594	—	—	29,594
Total Investments	$29,594	$2,421,665	$—	$2,451,259

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2030 Income Bucket ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.7%
United States Treasury Notes/Bonds
4.63%, 09/15/2026	$143,000	$143,581
3.50%, 09/30/2026	15,000	14,982
4.13%, 10/31/2026	14,000	14,026
2.00%, 11/15/2026	14,000	13,852
4.38%, 12/15/2026	255,000	256,116
4.13%, 02/28/2027	20,000	20,067
4.25%, 03/15/2027	40,000	40,195
3.63%, 08/31/2027	231,000	230,346
3.50%, 09/30/2027	40,000	39,809
3.50%, 10/31/2027	19,000	18,902
3.38%, 11/30/2027	103,000	102,254
3.50%, 01/31/2028	38,000	37,788
3.38%, 02/29/2028	68,000	67,474
3.38%, 09/15/2028	229,000	226,656
3.50%, 10/15/2028	40,000	39,695
3.50%, 11/15/2028	140,000	138,884
3.50%, 12/15/2028	42,000	41,659
3.50%, 02/15/2029	108,000	107,076
3.50%, 09/30/2029	228,000	225,310
4.13%, 10/31/2029	18,000	18,150
1.75%, 11/15/2029	20,000	18,594
4.13%, 11/30/2029	140,000	141,176
4.38%, 12/31/2029	77,000	78,314
4.00%, 02/28/2030	106,000	106,414
3.63%, 08/31/2030	169,000	166,953
3.63%, 09/30/2030	13,000	12,841
3.63%, 10/31/2030	12,000	11,846
3.50%, 11/30/2030	64,000	62,830
3.75%, 01/31/2031	20,000	19,832
3.50%, 02/28/2031	40,000	39,227
TOTAL U.S. TREASURY SECURITIES (Cost $2,467,889)		2,454,849
	Shares
SHORT-TERM INVESTMENTS - 3.7%
TREASURY MONEY MARKET FUNDS - 3.7%
First American Government Obligations Fund - Class X, 3.58% (a)	47,655	47,655
MSILF Government Portfolio - Institutional Class, 3.57% (a)	47,655	47,655
TOTAL TREASURY MONEY MARKET FUNDS (Cost $95,310)		95,310
TOTAL SHORT-TERM INVESTMENTS (Cost $95,310)		95,310
TOTAL INVESTMENTS - 99.4% (Cost $2,563,199)		$2,550,159
Other Assets in Excess of Liabilities - 0.6%		15,414
TOTAL NET ASSETS - 100.0%		$2,565,573

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,454,849	$—	$2,454,849
Treasury Money Market Funds	95,310	—	—	95,310
Total Investments	$95,310	$2,454,849	$—	$2,550,159

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2035 Income Bucket ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.8%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$7,486,200	$7,542,200
3.88%, 07/31/2027	700	700
3.38%, 12/31/2027	287,000	284,831
3.50%, 01/31/2028	849,000	844,258
1.25%, 05/31/2028	142,800	135,270
3.88%, 07/15/2028	400	401
3.63%, 08/15/2028	99,700	99,287
3.38%, 09/15/2028	66,400	65,720
3.50%, 12/15/2028	2,369,000	2,349,752
4.63%, 04/30/2029	500	511
3.13%, 08/31/2029	4,442,000	4,338,238
3.63%, 08/31/2029	300	298
3.63%, 03/31/2030	1,283,200	1,270,268
4.00%, 03/31/2030	300	301
3.88%, 06/30/2030	206,800	206,517
3.88%, 07/31/2030	400	399
3.63%, 09/30/2030	400	395
3.63%, 12/31/2030	2,688,000	2,651,880
3.75%, 01/31/2031	773,000	766,508
4.63%, 04/30/2031	600	618
3.75%, 08/31/2031	3,009,700	2,973,019
4.13%, 10/31/2031	600	603
4.00%, 06/30/2032	192,000	191,182
4.00%, 07/31/2032	300	299
2.75%, 08/15/2032	4,712,000	4,359,336
3.88%, 09/30/2032	500	494
3.88%, 12/31/2032	2,103,000	2,072,934
4.00%, 01/31/2033	1,228,000	1,218,886
3.88%, 08/15/2034	9,494,200	9,253,878
4.25%, 05/15/2035	500	499
4.25%, 08/15/2035	100	100
4.00%, 11/15/2035	1,252,000	1,221,385
4.50%, 02/15/2036	1,075,800	1,097,400
4.75%, 02/15/2037	1,000	1,036
4.50%, 02/15/2044	41,100	39,308
2.38%, 11/15/2049	32,000	20,397
4.63%, 05/15/2054	30,700	29,280
4.75%, 02/15/2056	6,000	5,851
TOTAL U.S. TREASURY SECURITIES (Cost $42,927,496)		43,044,239
	Shares
SHORT-TERM INVESTMENTS - 0.5%
TREASURY MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.58% (a)	108,905	108,905
MSILF Government Portfolio - Institutional Class, 3.57% (a)	108,905	108,905
TOTAL TREASURY MONEY MARKET FUNDS (Cost $217,810)		217,810
TOTAL SHORT-TERM INVESTMENTS (Cost $217,810)		217,810
TOTAL INVESTMENTS - 99.3% (Cost $43,145,306)		$43,262,049
Other Assets in Excess of Liabilities - 0.7%		323,547
TOTAL NET ASSETS - 100.0%		$43,585,596

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$5,851	$43,038,388	$—	$43,044,239
Treasury Money Market Funds	217,810	—	—	217,810
Total Investments	$223,661	$43,038,388	$—	$43,262,049

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2050 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.9%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$33,662	$33,732
0.50%, 01/15/2028	61,974	61,506
2.38%, 10/15/2028	122,119	126,436
2.13%, 04/15/2029	173,506	178,155
1.63%, 10/15/2029	16,539	16,800
0.13%, 01/15/2030	154,230	147,609
0.13%, 01/15/2031	62,473	58,739
0.13%, 07/15/2031	146,837	137,189
0.13%, 01/15/2032	64,534	59,403
1.13%, 01/15/2033	162,693	156,745
1.75%, 01/15/2034	10,581	10,536
2.13%, 01/15/2035	211,279	214,799
1.88%, 01/15/2036	34,033	33,631
2.13%, 02/15/2040	943,522	923,638
0.88%, 02/15/2047	1,205,923	855,334
1.50%, 02/15/2053	287,772	220,601
TOTAL U.S. TREASURY SECURITIES (Cost $3,418,494)		3,234,853
	Shares
SHORT-TERM INVESTMENTS - 3.8%
TREASURY MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 3.58% (a)	61,191	61,191
MSILF Government Portfolio - Institutional Class, 3.57% (a)	61,191	61,191
TOTAL TREASURY MONEY MARKET FUNDS (Cost $122,382)		122,382
	Par
U.S. TREASURY BILLS - 0.2%
3.64%, 04/30/2026 (b)	7,000	6,980
TOTAL U.S. TREASURY BILLS (Cost $6,980)		6,980
TOTAL SHORT-TERM INVESTMENTS (Cost $129,362)		129,362
TOTAL INVESTMENTS - 99.7% (Cost $3,547,856)		$3,364,215
Other Assets in Excess of Liabilities - 0.3%		8,788
TOTAL NET ASSETS - 100.0%		$3,373,003

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(b)	The rate shown is the annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$33,631	$3,201,222	$—	$3,234,853
Treasury Money Market Funds	122,382	—	—	122,382
U.S. Treasury Bills	—	6,980	—	6,980
Total Investments	$156,013	$3,208,202	$—	$3,364,215

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2050 Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.3%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$111,000	$105,541
1.25%, 05/31/2028	77,000	72,939
3.38%, 09/15/2028	56,000	55,427
3.50%, 10/15/2028	5,000	4,962
3.13%, 08/31/2029	198,000	193,375
3.63%, 08/31/2030	208,000	205,481
3.75%, 08/31/2031	179,000	176,818
2.75%, 08/15/2032	161,000	148,950
3.88%, 08/31/2032	121,000	119,502
3.88%, 09/30/2032	4,000	3,948
4.50%, 11/15/2033	7,000	7,147
4.00%, 02/15/2034	18,000	17,760
3.88%, 08/15/2034	152,000	148,153
4.25%, 08/15/2035	77,000	76,729
4.75%, 02/15/2037	728,000	754,163
1.38%, 11/15/2040	146,000	94,067
4.50%, 02/15/2044	880,000	841,637
4.13%, 08/15/2044	698,000	633,217
2.38%, 11/15/2049	1,218,000	776,380
4.63%, 05/15/2054	19,000	18,121
4.75%, 08/15/2055	15,000	14,616
TOTAL U.S. TREASURY SECURITIES (Cost $4,533,206)		4,468,933
	Shares
SHORT-TERM INVESTMENTS - 1.1%
TREASURY MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.58% (a)	25,502	25,502
MSILF Government Portfolio - Institutional Class, 3.57% (a)	25,502	25,502
TOTAL TREASURY MONEY MARKET FUNDS (Cost $51,004)		51,004
TOTAL SHORT-TERM INVESTMENTS (Cost $51,004)		51,004
TOTAL INVESTMENTS - 99.4% (Cost $4,584,210)		$4,519,937
Other Assets in Excess of Liabilities - 0.6%		28,799
TOTAL NET ASSETS - 100.0%		$4,548,736

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,468,933	$—	$4,468,933
Treasury Money Market Funds	51,004	—	—	51,004
Total Investments	$51,004	$4,468,933	$—	$4,519,937

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2055 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.6%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$1,346	$1,349
0.50%, 01/15/2028	1,319	1,309
2.38%, 10/15/2028	202,823	209,993
2.13%, 04/15/2029	43,114	44,269
1.63%, 10/15/2029	5,168	5,250
0.13%, 01/15/2030	313,517	300,057
0.13%, 01/15/2031	1,249	1,175
0.13%, 07/15/2031	98,296	91,838
0.13%, 01/15/2032	127,894	117,725
1.13%, 01/15/2033	84,076	81,002
1.75%, 01/15/2034	14,814	14,751
1.88%, 07/15/2035	505,457	503,177
1.88%, 01/15/2036	4,004	3,957
2.13%, 02/15/2040	966,094	945,735
0.88%, 02/15/2047	1,057,709	750,209
1.50%, 02/15/2053	613,841	470,559
2.13%, 02/15/2054	697,335	614,145
TOTAL U.S. TREASURY SECURITIES (Cost $4,331,431)		4,156,500
	Shares
SHORT-TERM INVESTMENTS - 2.1%
TREASURY MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 3.58% (a)	44,398	44,398
MSILF Government Portfolio - Institutional Class, 3.57% (a)	44,398	44,398
TOTAL TREASURY MONEY MARKET FUNDS (Cost $88,796)		88,796
TOTAL SHORT-TERM INVESTMENTS (Cost $88,796)		88,796
TOTAL INVESTMENTS - 99.7% (Cost $4,420,227)		$4,245,296
Other Assets in Excess of Liabilities - 0.3%		11,135
TOTAL NET ASSETS - 100.0%		$4,256,431

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$3,957	$4,152,543	$—	$4,156,500
Treasury Money Market Funds	88,796	—	—	88,796
Total Investments	$92,753	$4,152,543	$—	$4,245,296

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2055 Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.7%
United States Treasury Notes/Bonds
3.63%, 08/31/2027	$13,000	$12,963
1.25%, 05/31/2028	70,000	66,309
3.38%, 09/15/2028	49,000	48,499
3.13%, 08/31/2029	123,000	120,127
3.63%, 08/31/2030	134,000	132,377
3.75%, 08/31/2031	115,000	113,598
2.75%, 08/15/2032	177,000	163,753
3.88%, 08/31/2032	10,000	9,876
4.50%, 11/15/2033	12,000	12,251
4.00%, 02/15/2034	30,000	29,599
3.88%, 08/15/2034	161,000	156,925
4.25%, 08/15/2035	54,000	53,810
4.75%, 02/15/2037	509,000	527,292
1.38%, 11/15/2040	244,000	157,208
4.50%, 02/15/2044	1,039,000	993,706
2.38%, 11/15/2049	1,279,000	815,263
4.63%, 05/15/2054	634,000	604,677
4.63%, 02/15/2055	256,000	244,160
TOTAL U.S. TREASURY SECURITIES (Cost $4,320,303)		4,262,393
	Shares
SHORT-TERM INVESTMENTS - 1.5%
TREASURY MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 3.58% (a)	31,890	31,890
MSILF Government Portfolio - Institutional Class, 3.57% (a)	31,890	31,890
TOTAL TREASURY MONEY MARKET FUNDS (Cost $63,780)		63,780
TOTAL SHORT-TERM INVESTMENTS (Cost $63,780)		63,780
TOTAL INVESTMENTS - 99.2% (Cost $4,384,083)		$4,326,173
Other Assets in Excess of Liabilities - 0.8%		37,013
TOTAL NET ASSETS - 100.0%		$4,363,186

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,262,393	$—	$4,262,393
Treasury Money Market Funds	63,780	—	—	63,780
Total Investments	$63,780	$4,262,393	$—	$4,326,173

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2060 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 91.0%
United States Treasury Inflation Indexed Bonds
0.50%, 01/15/2028	$13,186	$13,086
1.63%, 04/15/2030	107,284	108,382
0.13%, 01/15/2031	27,488	25,845
0.63%, 07/15/2032	95,152	89,796
1.13%, 01/15/2033	7,643	7,364
1.88%, 07/15/2035	245,131	244,026
1.88%, 01/15/2036	30,029	29,675
2.13%, 02/15/2040	364,166	356,492
0.75%, 02/15/2045	526,245	377,766
2.38%, 02/15/2055	1,585,294	1,472,248
TOTAL U.S. TREASURY SECURITIES (Cost $2,830,098)		2,724,680
SHORT-TERM INVESTMENTS - 8.7%
U.S. TREASURY BILLS - 4.6%
3.59%, 04/30/2026 (a)	42,000	41,877
3.59%, 05/28/2026 (a)	27,000	26,845
3.57%, 06/25/2026 (a)	21,000	20,822
3.43%, 07/09/2026 (a)	10,000	9,901
3.58%, 07/30/2026 (a)	10,000	9,880
3.49%, 08/06/2026 (a)	10,000	9,874
3.47%, 09/03/2026 (a)	10,000	9,846
3.51%, 10/29/2026 (a)	10,000	9,791
3.50%, 11/27/2026 (a)	1,000	977
TOTAL U.S. TREASURY BILLS (Cost $139,856)		139,813
	Shares
TREASURY MONEY MARKET FUNDS - 4.1%
First American Government Obligations Fund - Class X, 3.58% (b)	60,726	60,726
MSILF Government Portfolio - Institutional Class, 3.57% (b)	60,726	60,726
TOTAL TREASURY MONEY MARKET FUNDS (Cost $121,452)		121,452
TOTAL SHORT-TERM INVESTMENTS (Cost $261,308)		261,265
TOTAL INVESTMENTS - 99.7% (Cost $3,091,406)		$2,985,945
Other Assets in Excess of Liabilities - 0.3%		7,812
TOTAL NET ASSETS - 100.0%		$2,993,757

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of March 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$407,441	$2,317,239	$—	$2,724,680
U.S. Treasury Bills	—	139,813	—	139,813
Treasury Money Market Funds	121,452	—	—	121,452
Total Investments	$528,893	$2,457,052	$—	$2,985,945

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2060 Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.5%
United States Treasury Notes/Bonds
3.50%, 01/15/2029	$19,000	$18,840
3.13%, 08/31/2029	37,000	36,136
3.63%, 08/31/2030	74,000	73,104
3.63%, 12/31/2030	10,000	9,866
3.75%, 08/31/2031	29,000	28,647
2.75%, 08/15/2032	118,000	109,168
3.88%, 12/31/2032	12,000	11,828
4.50%, 11/15/2033	14,000	14,293
4.00%, 02/15/2034	18,000	17,760
3.88%, 08/15/2034	107,000	104,292
4.50%, 02/15/2036	56,000	57,124
4.75%, 02/15/2037	287,000	297,314
1.38%, 11/15/2040	195,000	125,638
4.50%, 02/15/2044	539,000	515,503
4.13%, 08/15/2044	151,000	136,985
4.63%, 11/15/2045	13,000	12,540
2.38%, 11/15/2049	426,000	271,542
4.25%, 08/15/2054	1,072,000	960,278
4.63%, 02/15/2055	534,000	509,302
4.63%, 11/15/2055	83,000	79,291
TOTAL U.S. TREASURY SECURITIES (Cost $3,457,122)		3,389,451
	Shares
SHORT-TERM INVESTMENTS - 1.9%
TREASURY MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.58% (a)	33,224	33,224
MSILF Government Portfolio - Institutional Class, 3.57% (a)	33,224	33,224
TOTAL TREASURY MONEY MARKET FUNDS (Cost $66,448)		66,448
TOTAL SHORT-TERM INVESTMENTS (Cost $66,448)		66,448
TOTAL INVESTMENTS - 99.4% (Cost $3,523,570)		$3,455,899
Other Assets in Excess of Liabilities - 0.6%		22,540
TOTAL NET ASSETS - 100.0%		$3,478,439

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,389,451	$—	$3,389,451
Treasury Money Market Funds	66,448	—	—	66,448
Total Investments	$66,448	$3,389,451	$—	$3,455,899

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2065 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 79.9%
United States Treasury Inflation Indexed Bonds
0.75%, 02/15/2045	$1,381	$992
2.38%, 02/15/2055	3,574,641	3,319,738
2.38%, 02/15/2056	63,226	58,647
TOTAL U.S. TREASURY SECURITIES (Cost $3,575,806)		3,379,377
SHORT-TERM INVESTMENTS - 19.9%
U.S. TREASURY BILLS - 14.8%
4.09%, 04/16/2026 (a)	5,000	4,992
3.64%, 04/30/2026 (a)	83,000	82,758
3.94%, 05/14/2026 (a)	52,000	51,775
3.62%, 05/28/2026 (a)	55,000	54,684
3.73%, 06/11/2026 (a)	38,000	37,731
3.59%, 06/25/2026 (a)	14,000	13,882
3.63%, 06/30/2026 (a)	28,000	27,748
3.57%, 07/09/2026 (a)	26,000	25,743
3.62%, 07/30/2026 (a)	38,000	37,545
3.57%, 08/06/2026 (a)	31,000	30,608
3.53%, 09/03/2026 (a)	27,000	26,584
3.56%, 10/29/2026 (a)	27,000	26,437
3.56%, 11/27/2026 (a)	66,000	64,449
3.50%, 12/24/2026 (a)	145,000	141,231
TOTAL U.S. TREASURY BILLS (Cost $626,371)		626,167
	Shares
TREASURY MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X, 3.58% (b)	108,296	108,296
MSILF Government Portfolio - Institutional Class, 3.57% (b)	108,296	108,296
TOTAL TREASURY MONEY MARKET FUNDS (Cost $216,592)		216,592
TOTAL SHORT-TERM INVESTMENTS (Cost $842,963)		842,759
TOTAL INVESTMENTS - 99.8% (Cost $4,418,769)		$4,222,136
Other Assets in Excess of Liabilities - 0.2%		10,308
TOTAL NET ASSETS - 100.0%		$4,232,444

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of March 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$59,639	$3,319,738	$—	$3,379,377
U.S. Treasury Bills	—	626,167	—	626,167
Treasury Money Market Funds	216,592	—	—	216,592
Total Investments	$276,231	$3,945,905	$—	$4,222,136

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2065 Longevity Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.5%
United States Treasury Notes/Bonds
3.63%, 12/31/2030	$15,000	$14,799
3.75%, 08/31/2031	11,000	10,866
3.88%, 08/31/2032	60,000	59,257
3.88%, 12/31/2032	7,000	6,900
4.25%, 08/15/2035	50,000	49,824
4.75%, 02/15/2037	219,000	226,870
1.38%, 11/15/2040	88,000	56,698
4.50%, 02/15/2044	603,000	576,713
4.13%, 08/15/2044	1,000	907
4.63%, 11/15/2045	5,000	4,823
2.38%, 11/15/2049	1,000	637
4.25%, 08/15/2054	2,014,000	1,804,103
4.75%, 08/15/2055	228,000	222,158
4.63%, 11/15/2055	111,000	106,040
TOTAL U.S. TREASURY SECURITIES (Cost $3,211,006)		3,140,595
	Shares
SHORT-TERM INVESTMENTS - 1.9%
TREASURY MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.58% (a)	30,889	30,889
MSILF Government Portfolio - Institutional Class, 3.57% (a)	30,889	30,889
TOTAL TREASURY MONEY MARKET FUNDS (Cost $61,778)		61,778
TOTAL SHORT-TERM INVESTMENTS (Cost $61,778)		61,778
TOTAL INVESTMENTS - 99.4% (Cost $3,272,784)		$3,202,373
Other Assets in Excess of Liabilities - 0.6%		19,363
TOTAL NET ASSETS - 100.0%		$3,221,736

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,140,595	$—	$3,140,595
Treasury Money Market Funds	61,778	—	—	61,778
Total Investments	$61,778	$3,140,595	$—	$3,202,373

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX Durable Income ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.5%
United States Treasury Notes/Bonds
3.75%, 08/31/2031	$1,000	$988
2.75%, 08/15/2032	9,000	8,326
3.88%, 08/31/2032	11,000	10,864
4.00%, 02/15/2034	1,000	987
3.88%, 08/15/2034	14,000	13,646
4.25%, 08/15/2035	11,000	10,961
4.75%, 02/15/2037	60,000	62,156
1.38%, 11/15/2040	31,000	19,973
4.50%, 02/15/2044	116,000	110,943
4.13%, 08/15/2044	40,000	36,288
2.38%, 11/15/2049	46,000	29,321
4.25%, 08/15/2054	301,000	269,630
4.75%, 08/15/2055	243,000	236,773
4.63%, 11/15/2055	34,000	32,481
TOTAL U.S. TREASURY SECURITIES (Cost $860,085)		843,337
	Shares
SHORT-TERM INVESTMENTS - 1.9%
TREASURY MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.58% (a)	8,077	8,077
MSILF Government Portfolio - Institutional Class, 3.57% (a)	8,077	8,077
TOTAL TREASURY MONEY MARKET FUNDS (Cost $16,154)		16,154
TOTAL SHORT-TERM INVESTMENTS (Cost $16,154)		16,154
TOTAL INVESTMENTS - 99.4% (Cost $876,239)		$859,491
Other Assets in Excess of Liabilities - 0.6%		5,470
TOTAL NET ASSETS - 100.0%		$864,961

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$843,337	$—	$843,337
Treasury Money Market Funds	16,154	—	—	16,154
Total Investments	$16,154	$843,337	$—	$859,491

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements

1.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each of the Funds shown on Schedule A attached hereto in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

a. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended (the “1940 Act”) and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 - Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;

Level 2 - Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 - Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

SCHEDULE A

LifeX Income Bucket ETFs	Inception Date
LifeX 2028 Income Bucket ETF	9/23/2025
LifeX 2030 Income Bucket ETF	9/23/2025
LifeX 2035 Income Bucket ETF	1/3/2025
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2055 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2060 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2065 Inflation-Protected Longevity Income ETF	1/3/2025
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	1/8/2024
LifeX 2055 Longevity Income ETF	1/8/2024
LifeX 2060 Longevity Income ETF	1/8/2024
LifeX 2065 Longevity Income ETF	1/3/2025
LifeX Durable Income ETF
LifeX Durable Income ETF	1/8/2024